Financial instruments and risk management - Financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Level 1 | Carrying Amount | Convertible debentures
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	$ 94,031	$ 39,976
Level 1 | Fair Value | Convertible debentures
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	112,970	48,371
Level 2 | Carrying Amount | Financing obligations
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	76,278	86,568
Level 2 | Carrying Amount | Promissory notes
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	14,648	42,937
Level 2 | Fair Value | Financing obligations
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	69,929	78,373
Level 2 | Fair Value | Promissory notes
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	$ 14,399	$ 42,937